Share Capital - Components of Common Shares Issued and Outstanding (Detail) - shares	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Class of Stock [Line Items]
Common shares	118,658,249	118,572,181	120,842,448
Total common shares outstanding including convertible equity instruments	124,226,241	124,755,002
DSU Plan [Member]
Class of Stock [Line Items]
Securities convertible into common shares	228,433	197,367
Stock options [Member]
Class of Stock [Line Items]
Securities convertible into common shares	5,339,559	5,985,454